Parties-In-Interest Transactions (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividend income on investment	$ 85,004,294
Employer contributions	$ 93,071,560
Employer contributions (in shares)	1,261,713
Total participant-directed investments	$ 5,926,290,493	$ 5,272,396,091
Participant loans	74,562,266	$ 74,021,654
NextEra Energy, Inc. common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividend income on investment	55,967,273
Realized gain	$ 11,693,362
Number of shares (in shares)	23,640,513	25,162,977
Total participant-directed investments	$ 1,897,860,375	$ 1,803,933,814